Average Annual Total Returns - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2025
Fidelity Advisor Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(2.73%)
Past 5 years	(0.12%)
Since Inception	1.41%	[1]
Fidelity Advisor Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.73%)
Past 5 years	(0.17%)
Since Inception	1.35%	[1]
Fidelity Advisor Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.58%)
Past 5 years	0.45%
Since Inception	1.64%	[1]
Fidelity Advisor Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(2.64%)
Past 5 years	(0.09%)
Since Inception	1.46%	[2]
Fidelity Advisor Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(0.33%)
Past 5 years	(0.02%)
Since Inception	1.29%	[3]
Fidelity Advisor Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	1.58%
Past 5 years	0.95%
Since Inception	2.27%	[4]
Fidelity Advisor Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	1.77%
Past 5 years	1.08%
Since Inception	2.46%	[5]
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Since Inception	2.19%
LB083
Average Annual Return:
Past 1 year	0.88%
Past 5 years	0.95%
Since Inception	2.27%

[1]	A From March 1, 2018 .
[2]	B From March 1, 2018 .
[3]	C From March 1, 2018 .
[4]	D From March 1, 2018 .
[5]	E From October 2, 2018 .